Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2023
Capital commitments [abstract]
Summary of Capital Commitments	The Company had the following capital commitments as at June 30, 2023:

June 30, 2023
(Unaudited)
Construction in progress	16,084